Employee Stock Options (Schedule of Fair Value Calculation Assumptions) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Employees
Dividend yield
Expected term				6 years
Volatility	66.00%	65.00%		65.00%
Forfeiture rate			10.00%	10.00%
Share-based Goods and Nonemployee Services Transaction [Abstract]
Dividend yield
Risk-free interest rate				1.63%
Expected term			5 years	5 years
Volatility				67.00%
Minimum [Member]
Employees
Risk-free interest rate	1.74%	0.83%	0.83%	1.20%
Expected term	5 years	5 years	5 years
Volatility			65.00%
Share-based Goods and Nonemployee Services Transaction [Abstract]
Risk-free interest rate			0.83%
Volatility			66.00%
Maximum [Member]
Employees
Risk-free interest rate	2.68%	1.13%	1.93%	2.49%
Expected term	10 years	10 years	6 years
Volatility			70.00%
Share-based Goods and Nonemployee Services Transaction [Abstract]
Risk-free interest rate			1.73%
Volatility			71.00%